SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 936,952	$ 635,339
Accrued expenses	83,983	40,540
Accrued credit card payables	120,119	54,416
Other accrued liabilities	45,914	105,188
Total	$ 1,186,968	$ 835,483